STOCKHOLDERS’ EQUITY	9 Months Ended
May 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 7 – STOCKHOLDERS’ EQUITY

Stockholders’ Equity

The Company is authorized to issue 500,000,000 shares of Common Stock with a par value of $0.0001. As of May 31, 2022, and August 31, 2021, there were 44,086,091 and 40,433,399 shares outstanding, respectively.

In January 2022, the Company commenced a $10.0 million Unit Offering of its common stock and warrants at a Unit price of $1.25 per Unit, comprised of one share of its common stock, one Class C-1 Warrant and one Class C-2 Warrant.

Each Class C-1 Warrant is exercisable to purchase one share of the Company’s common stock until January 15, 2025, at an exercise price of $2.00 per share, provided that the Class C-1 Warrant is callable on thirty days’ notice at by the Company at any time that (i) the market value of the Common Stock exceeds $4.00 per share of the twenty (20) previous trading days (ii) the Common Stock has an average daily trading volume of greater than 50,000 shares per day during the previous (20) trading days, as reported by Bloomberg L.P. and (iii) a registration statement is in effect covering the resale of the shares issuable upon exercise of the Warrant. The Class C-1 Warrant is exercisable on a cashless basis if the Company fails to file a registration statement to register the shares issuable on exercise within thirty days of termination of the Unit Offering, or such registration statement is not declared effective within six months after the termination of the Unit Offering; otherwise, the Class C-1 Warrant may only be exercised on a cash basis.

Each Class C-2 Warrant is exercisable to purchase one share of the Company’s common stock until January 15, 2025, at an exercise price of $4.00 per share, provided that the Class C-2 Warrant is callable on thirty days’ notice at by the Company at any time that (i) the market value of the Common Stock exceeds $7.00 per share of the twenty (20) previous trading days (ii) the Common Stock has an average daily trading volume of greater than 50,000 shares per day during the previous (20) trading days, as reported by Bloomberg L.P. and (iii) a registration statement is in effect covering the resale of the shares issuable upon exercise of the Warrant. The Class C-2 Warrant is exercisable on a cashless basis if the Company fails to file a registration statement to register the shares issuable on exercise within thirty days of termination of the Unit Offering, or such registration statement is not declared effective within six months after the termination of the Unit Offering; otherwise, the Class C-2 Warrant may only be exercised on a cash basis.

The Company accounts for the issuance of equity in the Unit Offering under the guidelines of ASC 820, “Fair Value Measurement” since its common stock is considered thinly traded and not indicative of fair market value.

Additionally, the Company accounts for warrants issued to purchase shares of its common stock in the Units Offering as equity in accordance with FASB ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity. Under those guidelines, the Company, using Black Scholes methodology to estimate the fair value of the warrants that are issued. Using the Black-Scholes method and the variables below, the Company estimated that each Class C-1 Warrant was worth $0.41, each Class C-2 Warrant was worth $0.40, and therefore that the value of the common stock sold in the Unit offering was worth $0.44.

Exercise Price	$1.25 -$4,00
Stock Price	$1.25
Risk-free interest rate	0.04%
Expected volatility	223.3
Expected life (in years)	3.00
Expected dividend yield	$0

The paid in capital associated with the Unit Offering has been aggregated on one line item in the Statements of Changes in Stockholders Equity. No expense was recorded in connection with the Unit Offering.

Issuance of Shares

During the nine months ended May 31, 2022, the Company issued the following shares:

•	200,000 shares to an investment banking firm for investment banking services. The shares were valued at $2.75 per share, which was the closing price of the shares on the date of issuance.
•	2,100,000 shares subject to vesting for services to a company employee. These common shares were valued at $0.44 per share as described above. The shares were valued at $924,000 amortized over a 60-month vesting period.
•	1,110,000 shares were sold to accredited investors under the Unit Offering. The Unit Offering was valued at $1.25 per Unit, as described above for total proceeds of $1,387,500.
•	200,000 shares were issued to an investment banking firm for banking services. These shares were valued at $0.44 according to the methodology for the Unit Offering described above
•	42,692 shares were issued to an executive officer and director pursuant to the terms of his employment contract. These shares are subject to vesting amortized over 60 months and were valued at $0.44 according to the terms of the Unit Offering.

The Company estimates the fair value of stock-based compensation based on the grant-date fair value of the award (with limited exceptions). That cost will be recognized over the period during which an employee is required to provide service in exchange for the award- the requisite service period (usually the vesting period). The Company attributes compensation to expense using the straight-line method. Since the Company’s common stock is thinly traded, the Company utilizes the value, or an estimate thereof, paid by third parties for common stock in arms-length transactions with the Company.

Warrants

As of May 31, 2022, and August 31, 2021, the Company had 590,000 Class A Warrants and 590,000 Class B warrants outstanding. Both sets of warrants entitle the holder to exercise the warrants on a cash or a cashless basis until August 5, 2024. The Class A Warrants have an exercise price of $2.00 per share, and the Class B Warrants have an exercise price of $5.00 per share, but otherwise have identical terms. Also pursuant to the Company’s Unit Offering, as of May 31, 2022, the Company had issued 1,110,000 Class C-1 Warrants and 1,110,000 Class C-2 Warrants.